MARKETABLE SECURITIES (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Available-for-sale - Fair Value	$ 2,215,209	$ 1,332,460
Current [Member]
Held-to-maturity - Cost	226,397	619,096
Held-to-maturity - Gross Unrealized Gains	2,025	7,072
Held-to-maturity - Gross Unrealized Losses	0	74
Held-to-maturity - Fair Value	228,422	626,094
Noncurrent [Member]
Available-for-sale - Cost	1,971,732	1,142,045
Available-for-sale - Gross Unrealized Gains	259,016	190,415
Available-for-sale - Gross Unrealized Losses	15,539	0
Available-for-sale - Fair Value	2,215,209	1,332,460
Mutual Funds [Member] | Noncurrent [Member]
Available-for-sale - Cost	1,255,982	1,031,793
Available-for-sale - Gross Unrealized Gains	123,203	107,627
Available-for-sale - Gross Unrealized Losses	0	0
Available-for-sale - Fair Value	1,379,185	1,139,420
Equity Securities [Member] | Noncurrent [Member]
Available-for-sale - Cost	715,750	110,252
Available-for-sale - Gross Unrealized Gains	135,813	82,788
Available-for-sale - Gross Unrealized Losses	15,539	0
Available-for-sale - Fair Value	836,024	193,040
Certificates Of Deposit [Member] | Current [Member]
Held-to-maturity - Cost	50,246	50,157
Held-to-maturity - Gross Unrealized Gains	0	0
Held-to-maturity - Gross Unrealized Losses	0	0
Held-to-maturity - Fair Value	50,246	50,157
Corporate Debt Securities [Member] | Current [Member]
Held-to-maturity - Cost	176,151	568,939
Held-to-maturity - Gross Unrealized Gains	2,025	7,072
Held-to-maturity - Gross Unrealized Losses	0	74
Held-to-maturity - Fair Value	$ 178,176	$ 575,937